SEGMENT AND GEOGRAPHICAL INFORMATION - Revenues (Details) - USD ($) $ in Thousands		12 Months Ended
		Dec. 31, 2023	Jan. 01, 2023	Jan. 02, 2022
Revenues from External Customers and Long-Lived Assets [Line Items]
Revenue from contracts with customers	[1]	$ 1,123,110	$ 1,060,113	$ 783,279
Related party
Revenues from External Customers and Long-Lived Assets [Line Items]
Revenues from related parties		206,000	283,300	225,900
United States
Revenues from External Customers and Long-Lived Assets [Line Items]
Revenue from contracts with customers		645,112	427,111	227,499
France
Revenues from External Customers and Long-Lived Assets [Line Items]
Revenue from contracts with customers		70,388	80,872	88,454
Italy
Revenues from External Customers and Long-Lived Assets [Line Items]
Revenue from contracts with customers		139,506	126,195	83,957
Rest of world
Revenues from External Customers and Long-Lived Assets [Line Items]
Revenue from contracts with customers		$ 268,104	$ 425,935	$ 383,369

[1]	We have related-party transactions with TCL Zhonghuan Renewable Energy Technology Co. Ltd, SunPower and TotalEnergies S.E. and its affiliates as well as unconsolidated entities in which we have a direct equity investment. These related-party transactions are recorded within the “Revenue,” “Cost of revenue,” “Operating expenses: Research and development and Sales, general and administrative,” and “Other expense, net: Interest expense” financial statement line items in our Consolidated Statements of Operations (see Note 3, Note 4 and Note 10).